Cash and cash equivalents (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents not available for general corporate purposes	$ 16.7	$ 28.5	$ 9.0